Subsequent Events (Details)	1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended						0 Months Ended	3 Months Ended	1 Months Ended				9 Months Ended					3 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended		3 Months Ended				3 Months Ended		9 Months Ended						1 Months Ended			1 Months Ended			9 Months Ended		9 Months Ended		9 Months Ended		9 Months Ended		9 Months Ended
	Jun. 30, 2012 USD ($)	Sep. 30, 2012 USD ($)	Mar. 31, 2012 USD ($)	Sep. 30, 2011 USD ($)	Sep. 30, 2012 USD ($) jurisdiction	Sep. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Jun. 12, 2012 USD ($)	Mar. 28, 2012 CAD	Feb. 29, 2012 lawsuit	Nov. 30, 2012 Preferred dividend Subsequent Event USD ($)	Mar. 31, 2012 Molymet	Feb. 29, 2012 Molymet Investor [Member] USD ($)	Jan. 31, 2012 Molymet Investor [Member] USD ($) right	Jan. 31, 2012 Intermetallics Japan USD ($)	Jan. 31, 2012 Intermetallics Japan JPY (¥)	Sep. 30, 2012 Intermetallics Japan USD ($)	Sep. 30, 2012 Intermetallics Japan JPY (¥)	Nov. 28, 2011 Intermetallics Japan	Nov. 28, 2011 Intermetallics Japan Daido	Nov. 28, 2011 Intermetallics Japan Mitsubishi	Sep. 30, 2012 Series A Mandatory Convertible Preferred Stock USD ($)	Sep. 30, 2012 Series A Mandatory Convertible Preferred Stock USD ($)	Dec. 31, 2011 Series A Mandatory Convertible Preferred Stock USD ($)	Feb. 29, 2012 Series A Mandatory Convertible Preferred Stock Preferred dividend USD ($)	Mar. 01, 2012 Series A Mandatory Convertible Preferred Stock Preferred dividend USD ($)	Sep. 30, 2012 Common Stock	Sep. 30, 2012 Common Stock	Sep. 30, 2012 6.00% Convertible Notes Convertible Debt USD ($)	Aug. 22, 2012 6.00% Convertible Notes Convertible Debt USD ($)	Sep. 30, 2012 10% Senior Securied Notes, net of discount, due June 2020 Secured Debt USD ($)	May 25, 2012 10% Senior Securied Notes, net of discount, due June 2020 Secured Debt USD ($)	Sep. 30, 2012 Before June 1, 2016 Secured Debt	Sep. 30, 2012 After June 1, 2016 Secured Debt	Sep. 30, 2012 Before June 1, 2015 Secured Debt	Sep. 30, 2012 Maximum Secured Debt	Jun. 12, 2012 Molycorp Canada USD ($)	Jun. 12, 2012 Molycorp Canada CAD	Jun. 30, 2012 Molycorp	Jun. 30, 2012 Molycorp Molycorp Canada	Jun. 12, 2012 Molycorp Molycorp Canada	Jun. 30, 2012 MCP Exchangeco Inc.	Jun. 30, 2012 MCP Exchangeco Inc. Molycorp Canada	Jun. 12, 2012 MCP Exchangeco Inc. Molycorp Canada	Sep. 30, 2012 Customer relationships Molycorp Canada	Jun. 12, 2012 Customer relationships Molycorp Canada USD ($)	Sep. 30, 2012 Rare Earth Quotas Molycorp Canada	Jun. 12, 2012 Rare Earth Quotas Molycorp Canada USD ($)	Sep. 30, 2012 Patents Molycorp Canada	Jun. 12, 2012 Patents Molycorp Canada USD ($)	Sep. 30, 2012 Trade name Molycorp Canada	Jun. 12, 2012 Trade name Molycorp Canada USD ($)	Sep. 30, 2012 Other Molycorp Canada	Jun. 12, 2012 Other Molycorp Canada USD ($)
Subsequent Events
Sales	$ 162,764,000	$ 206,397,000		$ 385,889,000	$ 729,469,000	$ 860,707,000	$ 1,196,876,000
Capital contribution ratio (as a percent)																					30.00%	35.50%	34.50%
Payments to acquire interest in JV					28,130,000	0											32,700,000	2,500,000,000	27,700,000	2,200,000,000
Cash dividend declared (in dollars per share)													$ 1.375												$ 1.375		$ 1.375
Payments of preferred dividends					8,539,000	6,167,000	9,015,000	0	0															2,800,000	8,500,000	9,000,000
Dividends Payable																												2,800,000
Stock to be Issued in Exchange of Investment by Investor															12,500,000
Investment by Investor Amount															390,000,000
Investment by Investor Amount Per Share																$ 31.218
Number of consecutive trading days to calculate common stock price														20 days	20 years
Premium percentage added to common stock price														10.00%		10.00%
Number of Demand Registration Rights																3
Number of stockholder derivative lawsuits												7
Number of different jurisdictions in which lawsuits have been filed					3
Debt Instrument, Face Amount																															54,000,000	360,000,000		650,000,000
Interest rate																															6.00%		10.00%
Own-share Lending Arrangement, Shares, Issued																													13,800,000	13,800,000
Debt Instrument, Convertible, Effective Interest Rate																															4.60%
Convertible debt instrument, conversion price																															$ 12
Debt Instrument, Convertible, Conversion Ratio																															83.333
Debt instrument, redeemable debt, redemption percentage of principal amount																																			100.00%	105.00%
Debt instrument, redeemable debt, redeemable principal from proceeds from equity																																					35.00%
Debt instrument, redeemable debt, redeemable percentage of principal from proceed from equity																																					110.00%
Number of days until filing of registration statement																																						180 days
Number of days until registration statement is effective																																						270 days
Business Acquisition, Cost of Acquired Entity, Purchase Price																																							1,192,325,000
Other expenses: Contingent forward contracts																																								11.30
Interest expense: Bridge loan fee																																											0.4242			0.4242
Cash consideration																																							908,181,000
Realized loss on settlement of derivative forward contracts		37,500,000	6,700,000
Notional amount of derivatives											870,000,000
Common stock issued to acquire the entity (in shares)																																									13,545,426	13,545,426		507,203	507,203
Fair value of common stock										284,100,000																													284,144,000
Fair value of trade receivable acquired		101,500,000			101,500,000
Cash and cash equivalent																																							317,169,000
Accounts receivable																																							101,470,000
Inventory																																							250,989,000
Prepaid expenses and other current assets																																							26,893,000
Property, plant and equipment																																							70,391,000
Investments																																							21,019,000
Intangibles																																							491,786,000									348,100,000		80,300,000		39,800,000		15,800,000		7,800,000
Weighted average useful life (in years)																																															15 years		11 years		2 years		10 years		12 years
Goodwill																																							501,571,000
Other non-current assets																																							22,859,000
Business Acquisition, Purchase Price Allocation, Accounts Payable and Accrued Expenses																																							138,576,000
Business Acquisition, Purchase Price Allocation, Debt																																							255,056,000
Business Acquisition, Purchase Price Allocation, Current Liabilities, Other Liabilities																																							29,939,000
Deferred tax liabilities																																							(158,177,000)
Business Acquisition, Purchase Price Allocation, Noncurrent Liabilities, Long-term Debt																																							281,000
Business Acquisition, Purchase Price Allocation, Other Noncurrent Liabilities																																							14,032,000
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value																																							15,761,000
Net Income (Loss)	1,118,000	1,165,000		108,386,000	(74,229,000)	200,951,000	241,897,000
Net Income (Loss) Attributable To Molycorp	(2,322,000)	(2,955,000)		105,947,000	(82,056,000)	192,300,000	231,766,000
EPS Basic (in dollars per share)	$ (0.02)	$ (0.03)		$ 0.94	$ (0.77)	$ 1.69	$ 2.03
Finite-Lived Assets, Useful Life, Minimum					2 years
Finite-Lived Assets, Useful Life, Maximum					30 years
Stock issued during the period, shares														12,500,000															99,723	13,800,000
Proceeds from Issuance of Long-term Debt																															395,700,000		635,400,000
6.00% Convertible Noted purchased by certain directors, officers and other related parties of Molycorp																															6,400,000
Percentage of last reported sale price of Molycorp common stock over conversion price on or after September 1, 2015 giving right to the Notes redemption																															130.00%
trading days during any 30 consecutive trading day period ending on, and including, the trading day immediately preceding the date on which Molycorp provides notice of redemption																															20 days
consecutive trading day period ending on, and including, the trading day immediately preceding the date on which Molycorp provides notice of redemption																															30 days
redemption price of principal amount																															100.00%
Debt Instrument, Convertible, Carrying Amount of Liability Component																															328,500,000
Amortization of debt discount					1,257,000	1,037,000																									1,500,000
Debt Instrument, Convertible, Carrying Amount of Equity Component																															68,700,000
Debt Instrument, Convertible, Interest Expense																															$ 3,800,000